HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                                   HV-6775 – PremierSolutions Cornerstone (Series II)

Supplement dated October 19, 2017 to your Prospectus

1.            FUND NAME CHANGE

a.                                    Lord Abbett International Core Equity Fund – Class A

Effective on or about October 31, 2017, the Lord Abbett International Core Equity Fund will be re-named the Lord Abbett International Equity Fund.

As a result of the change, all references to the Lord Abbett International Core Equity Fund in your Prospectus are deleted and replaced with the Lord Abbett International Equity Fund.

b.                                   Calvert Bond Portfolio – Class A

Calvert Equity Portfolio – Class A

Effective November 6, 2017, the following name change is made to your Prospectus:

Current Name	New Name

Calvert Bond Portfolio - Class A	Calvert Bond Fund - Class A
Calvert Equity Portfolio – Class A	Calvert Equity Fund – Class A

As a result of the change, all references to the Current Names in your Prospectus is deleted and replaced with the New Names.

2.            FUND CLOSURE

Hartford Balanced HLS Fund – Class IB

Hartford Disciplined Equity HLS Fund – Class IB

Hartford Dividend and Growth HLS Fund – Class IB

Hartford Global Growth HLS Fund – Class IB

Hartford Growth Opportunities HLS Fund – Class IB

Hartford International Opportunities HLS Fund – Class IB

Hartford Stock HLS Fund – Class IB

Hartford Total Return Bond HLS Fund – Class IB

Effective as of the close of business on December 31, 2017, the above Sub-Accounts are closed to plan sponsors that do not have investments in the above Sub-Accounts. Additional purchases in the Sub-Accounts may be made as follows: (i) purchases by plan sponsors that hold shares in the above Sub-Accounts as of December 31, 2017; (ii) purchases through reinvestment of dividends; and (iii) purchases by certain plan sponsors that have been pre-approved by Hartford Funds Distributors, LLC to purchase shares in the above Sub-Accounts.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.